ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Trade receivables	$ 8,755	$ 6,722
IVA receivables	9,666	10,572
Other receivables	1,721	1,277
Due from related parties	2	1
Accounts receivable	$ 20,144	$ 18,572